ACCOUNTS RECEIVABLE, NET (Details - Accounts receivable) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Accounts Receivable Net
Accounts receivable	$ 187,828	$ 0
Less: allowance for credit losses	0	0
Accounts receivable, net	$ 187,828	$ 0